AllianzGI International Managed Volatility Fund
AllianzGI International Managed Volatility Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 111 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI International Managed Volatility Fund		A	C	R	Institutional	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI International Managed Volatility Fund		A	C	R	Institutional	P
Management Fees		0.90%	0.90%	0.90%	0.80%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.16%	1.91%	1.41%	0.81%	0.91%
Expense Reductions	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.96%	1.71%	1.21%	0.61%	0.71%
[1]	Effective November 1, 2015, AGIFM has contractually agreed to observe, through October 31, 2016 or such earlier time as the Fund is liquidated, an irrevocable waiver of a portion of its administrative fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.20%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI International Managed Volatility Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	643	879	1,135	1,865
C	274	581	1,013	2,216
R	123	427	752	1,674
Institutional	62	239	430	983
P	73	270	484	1,101

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI International Managed Volatility Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	643	879	1,135	1,865
C	174	581	1,013	2,216
R	123	427	752	1,674
Institutional	62	239	430	983
P	73	270	484	1,101

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 105%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that attempts to manage overall portfolio volatility. The Fund normally invests primarily in non-U.S. equity securities, and will not allocate more than 50% of its net assets in companies within a single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE Index and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets securities. The Fund may invest in issuers of any market capitalization, including smaller capitalization companies. The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. Under the Sub-Adviser’s managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class A, Class C, Class R and Class P performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information. Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Calendar Year Total Returns — Institutional Class

More Recent Return Information
1/1/15–6/30/15	4.87%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	22.26%
Lowest 07/01/2008–09/30/2008	-24.10%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns - AllianzGI International Managed Volatility Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional		1.83%	4.71%	3.31%	5.20%	May 07, 2001
A		(4.12%)	3.17%	2.33%	4.45%	May 07, 2001
C		(0.23%)	3.56%	2.15%	4.10%	May 07, 2001
R		1.24%	4.08%	2.67%	4.54%	May 07, 2001
P		1.68%	4.62%	3.21%	5.10%	May 07, 2001
After Taxes on Distributions | Institutional		0.05%	3.39%	1.66%	3.77%
After Taxes on Distributions and Sale of Fund Shares | Institutional		1.04%	3.09%	2.14%	3.78%
MSCI EAFE Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)		(4.90%)	5.33%	4.43%	4.49%	May 07, 2001
MSCI EAFE Minimum Volatility Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	[1]	4.65%	8.11%	6.84%		May 07, 2001
Lipper International Multi-Cap Core Funds Average		(4.68%)	5.38%	4.32%	4.42%	May 07, 2001
[1]	The MSCI EAFE Minimum Volatility Index was incepted on November 30, 2001. Therefore, returns are not available for the period since the Fund's inception on May 7, 2001.

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.